Employee benefits - Schedule of employee benefits of the Group (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Employee benefits
Long-term employee benefits	€ 11,642	€ 17,240
Post-employee benefits
Employee benefits
Long-term employee benefits	10,006	12,838
Other long-term employee benefits
Employee benefits
Long-term employee benefits	€ 1,636	€ 4,402